Current financial assets and Cash and cash equivalents	6 Months Ended
Jun. 30, 2025
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Current financial assets and Cash and cash equivalents

Note 11. Current financial assets and Cash and cash equivalents

As of December 31, 2024	Carrying amount
$ in thousands

Current financial assets	117,055
Cash and cash equivalents	143,251
Current financial assets and cash and cash equivalents	260,306

As of June 30, 2025	Carrying amount
$ in thousands

Restricted cash	2,048
Derivatives	219
Other current financial assets (deposits)	136,074
Cash and cash equivalents	59,809
Current financial assets and cash and cash equivalents	198,151

11.1 Current financial assets

As of June 30, 2025, current financial assets are composed of (i) $136.1 million deposit with a term of more than three months that does not meet IAS 7 requirements to qualify as cash equivalents, and (ii) $2.0 million of short term restricted cash mainly related to our lease agreement for equipment in our Raleigh manufacturing site.

As of December 31, 2024, current financial assets were composed of (i) a $115.8 million deposit with a term of more than three months that does not meet IAS 7 requirements to qualify as cash equivalents and (ii) $1.2 million corresponding to our investment in Cibus carried at its fair value. This investment was entirely sold during the first quarter of 2025.

11.2 Cash and cash equivalents

	As of December 31,	As of June 30,
	2024	2025
	$ in thousands
Cash and bank accounts	32,915	41,837
Fixed bank deposits	110,336	17,973
Total cash and cash equivalents	143,251	59,809

Fixed bank deposits have fixed terms that are less than three months or are readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value.